Segments	12 Months Ended
Jun. 30, 2015
Segments [Abstract]
Segments

Note 17 – Segments

The Company follows ASC 280 – Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s chief operating decision maker evaluates performance and determines resource allocations based on a number of factors, the primary measure being income from operations of the Yulong operating companies.

The Company’s operations currently include three business segments encompassing three different divisions. Such reportable divisions are consistent with the way the Company manages its business, with each division operating under separate management and producing discrete financial information. The accounting principles applied at the operating division level in determining income from operations is generally the same as those applied at the consolidated financial statement level.

The operation and products of the three divisions are as follow:

1.	Yulong Bricks: production and sales of fly-ash bricks;

2.	Yulong Concrete and Yulong Transport: production and sales of ready-mixed concrete; and

3.	Yulong Renewable: hauling and processing of construction waste, and production and sales of recycled aggregates and recycled bricks.

The following represents results of divisional operations for the following years ended June 30:

Revenues:	2015	2014
Yulong Bricks	$15,586,654	$14,956,906
Yulong Concrete and Yulong Transport	29,967,622	29,499,530
Yulong Renewable	676,108	-
Consolidated revenues	$46,230,384	$44,456,436

Gross profit:	2015	2014
Yulong Bricks	$9,446,895	$9,183,373
Yulong Concrete and Yulong Transport	7,084,582	7,769,602
Yulong Renewable	335,922	-
Consolidated gross profit	$16,867,399	$16,952,975

Income (loss) from operations:	2015	2014
Yulong Bricks	$9,112,875	$9,133,974
Yulong Concrete and Yulong Transport	6,042,286	6,964,743
Yulong Renewable	(1,190,220)	(482,275)
Subtotal	13,964,941	15,616,442
Yulong Eco-Materials	(1,106,489)	(399,974)
Consolidated income from operations	$12,858,452	$15,216,468

Net income (loss):	2015	2014
Yulong Bricks	$6,872,096	$6,840,465
Yulong Concrete and Yulong Transport	4,159,835	4,838,486
Yulong Renewable	(1,245,871)	(586,743)
Subtotal	9,786,060	11,092,208
Yulong Eco-Materials	(1,106,489)	(400,034)
Consolidated net income	$8,679,571	$10,692,174

Depreciation and amortization:	2015	2014
Yulong Bricks	$535,938	$534,563
Yulong Concrete and Yulong Transport	374,776	511,532
Yulong Renewable	841,937	342,314
Consolidated depreciation and amortization	$1,752,651	$1,388,409

Interest expenses:	2015	2014
Yulong Bricks	$513,819	$507,425
Yulong Concrete and Yulong Transport	486,507	475,385
Yulong Renewable	296,776	200,770
Consolidated interest expenses	$1,297,102	$1,183,580

Capital expenditures:	2015	2014
Yulong Bricks	$168,677	$37,955
Yulong Concrete and Yulong Transport	40,275	7,293
Yulong Renewable	1,816,214	905,248
Consolidated capital expenditures	$2,025,166	$950,496

The following represents assets of division as of June 30, 2015 and 2014:

Total Assets as of:	June 30, 2015	June 30, 2014
Yulong Bricks	$37,840,558	$31,876,516
Yulong Concrete and Yulong Transport	26,391,895	28,221,679
Yulong Renewable	40,638,270	32,732,574
Interdivision assets	(27,565,591)	(23,395,738)
Yulong Eco-Materials	293,333	120,299
Total Assets	$77,598,465	$69,555,330